Derivative financial instruments (Details - Forward and swap contracts - notional value) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 5,435,086	R$ 691,792
Derivatives [member] | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	715,297
Derivatives [member] | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Notional amount	978,658
Derivatives [member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,754,628
Derivatives [member] | Above 3 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,986,503
Derivatives [member] | Long position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	21,538	10,314
Derivatives [member] | Long position [Member] | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	15,651
Derivatives [member] | Long position [Member] | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,887
Derivatives [member] | Long position [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Derivatives [member] | Long position [Member] | Above 3 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Derivatives [member] | Short position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,413,548	681,478
Derivatives [member] | Short position [Member] | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	699,646
Derivatives [member] | Short position [Member] | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Notional amount	972,771
Derivatives [member] | Short position [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,754,628
Derivatives [member] | Short position [Member] | Above 3 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,986,503
Forward contract [member] | Long position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	21,538	0
Forward contract [member] | Long position [Member] | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	15,651
Forward contract [member] | Long position [Member] | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,887
Forward contract [member] | Short position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,998	0
Forward contract [member] | Short position [Member] | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,895
Forward contract [member] | Short position [Member] | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,103
Futures contract [member] | Long position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	10,314
Futures contract [member] | Short position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,349,550	603,478
Futures contract [member] | Short position [Member] | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	678,251
Futures contract [member] | Short position [Member] | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Notional amount	954,668
Futures contract [member] | Short position [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,730,128
Futures contract [member] | Short position [Member] | Above 3 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,986,503
Swap | Short position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	52,000	R$ 78,000
Swap | Short position [Member] | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,500
Swap | Short position [Member] | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Notional amount	16,000
Swap | Short position [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 24,500